Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2015	Dec. 31, 2014	Jun. 30, 2014
C000098721
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,385	$ 13,495	$ 11,869	$ 14,554	$ 13,270	$ 12,635	$ 10,939	$ 11,770	$ 10,265	$ 9,909		$ 10,018	$ 10,000
C000098722
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 14,029	13,170	11,606	14,272	13,060	12,455	10,808	11,665	10,203	9,871		10,001	10,000
C000154814
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 14,881	13,775	12,000	13,964	12,471	12,172	10,375	10,903	9,778	9,380	$ 10,000
C000028852
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 16,643	15,832	14,006	17,289	15,202	13,894	11,722	12,493	10,784	10,301		10,134	10,000
C000028853
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 16,241	15,453	13,716	16,969	14,969	13,701	11,591	12,385	10,712	10,256		10,125	10,000
C000028862
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 25,458	23,410	20,897	21,811	17,019	16,568	13,371	14,165	11,911	10,702		10,523	10,000
C000028863
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 24,828	22,858	20,460	21,406	16,745	16,340	13,219	14,040	11,838	10,658		10,509	10,000
C000028828
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,343	11,808	10,254	11,870	10,686	10,428	8,903	11,530	9,193	9,240		9,006	10,000
C000028829
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 12,037	11,528	10,039	11,645	10,505	10,278	8,800	11,425	9,133	9,207		8,991	10,000
C000028830
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 45,847	38,339	28,372	39,686	30,771	22,712	16,862	16,438	12,454	12,135		10,922	10,000
C000028831
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 44,721	37,441	27,778	38,952	30,277	22,403	16,674	16,295	12,376	12,091		10,907	10,000
C000028836
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 23,739	22,267	18,867	30,978	28,301	18,379	13,474	13,596	10,137	9,521		9,642	10,000
C000028837
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 23,159	21,740	18,467	30,405	27,843	18,122	13,325	13,474	10,072	9,482		9,630	10,000
C000028838
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 19,574	19,100	16,300	19,319	14,211	13,747	11,447	13,472	11,906	9,518		10,071	10,000
C000028839
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 19,102	18,652	15,961	18,960	13,982	13,568	11,316	13,359	11,838	9,486		10,059	10,000
C000028860
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 24,551	23,188	19,988	27,374	22,279	15,981	12,278	13,612	9,960	10,022		9,741	10,000
C000028861
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 23,941	22,643	19,570	26,870	21,922	15,762	12,145	13,492	9,899	9,986		9,729	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	21,496	17,366	21,214	17,415	15,025	11,769	12,892	10,533	9,797		9,883	10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,021	21,496	17,366	21,214	17,415	15,025	11,769	12,892	10,533	9,797		9,883	10,000
AllianceBernstein Index: MSCI World Index (net, USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net, USD Hedged)
Account Value	$ 25,213	22,153	17,822	21,062	16,933	14,819	11,539	12,353	10,369	9,479	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 22,474	20,192	16,524	20,241	17,075	14,688	11,602	12,808	10,331	9,578		9,810	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 22,474	20,192	16,524	20,241	17,075	14,688	11,602	12,808	10,331	9,578		9,810	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,285	14,510	12,272	14,345	12,893	11,958	9,801	11,369	9,092	9,002		9,076	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,285	14,510	12,272	14,345	12,893	11,958	9,801	11,369	9,092	9,002		9,076	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	29,075	23,023	28,114	21,844	18,449	14,031	14,675	12,045	10,758		10,612	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 22,474	20,192	16,524	20,241	17,075	14,688	11,602	12,808	10,331	9,578		9,810	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 22,474	20,192	16,524	20,241	17,075	14,688	11,602	12,808	10,331	9,578		9,810	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value	$ 18,044	16,929	14,638	17,341	15,524	13,646	11,444	12,012	10,538	10,029		10,021	10,000
AllianceBernstein Index: Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,946	11,041	10,611	12,122	12,410	11,491	10,753	10,662	10,421	10,314		10,228	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value	$ 18,044	16,929	14,638	17,341	15,524	13,646	11,444	12,012	10,538	10,029		10,021	10,000
AllianceBernstein Index: Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,946	11,041	10,611	12,122	12,410	11,491	10,753	10,662	10,421	10,314		10,228	10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (US
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)
Account Value	$ 18,597	17,261	14,784	17,104	15,091	13,546	11,328	11,655	10,402	9,691	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524	10,252		10,196	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524	10,252		10,196	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,057	20,686	18,559	20,072	16,037	15,601	12,329	13,440	11,824	10,077		10,478	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,057	20,686	18,559	20,072	16,037	15,601	12,329	13,440	11,824	10,077		10,478	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	37,601	26,354	37,189	29,146	21,045	15,430	15,667	12,032	11,237		10,634	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	37,601	26,354	37,189	29,146	21,045	15,430	15,667	12,032	11,237		10,634	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	19,533	16,461	22,353	21,737	16,145	12,566	13,856	11,342	10,189		10,331	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	19,533	16,461	22,353	21,737	16,145	12,566	13,856	11,342	10,189		10,331	10,000
AllianceBernstein Index: Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 22,844	22,320	19,008	23,286	19,703	16,420	12,852	14,280	12,225	10,396		10,707	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 19,256	18,971	16,357	18,819	14,728	14,043	11,365	12,967	11,750	9,385		9,930	10,000
AllianceBernstein Index: Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 22,844	22,320	19,008	23,286	19,703	16,420	12,852	14,280	12,225	10,396		10,707	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 19,256	$ 18,971	$ 16,357	$ 18,819	$ 14,728	$ 14,043	$ 11,365	$ 12,967	$ 11,750	$ 9,385		$ 9,930	$ 10,000